INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES

The Company, CIAC, Renren Gongying Inc.  Link224 Inc., Wole Inc., JiehunChina Inc., Kaixin Auto Group, Renren CRSP Holdings Inc., Renren PLML Holdings Inc., Renren KURY Holdings Inc., Renren ONER Holdings Inc., Renren LSTAR Holdings Inc., Renren BLCR Holdings Inc., Renren ZHCH Holdings Inc.and Renren Finance Inc. are all incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the companies are not subject to income or capital gains taxes.

Chime Technologies, Inc., Renren U.S. Holdco, Inc., Sindeo Inc., Lucrativ, Inc., Geographic Farming LLC and Trucker Path Inc. are incorporated in the US and subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. They did not have taxable income and no income tax expense was provided for the years ended December 31, 2016, 2017 and 2018.

Jet Sound Hong Kong Company Limited, Renren Winday Company Limited, Fenqi Winday Company Limited., Renren Game Hong Kong Limited, Renren Giantly Limited. and Renren Gentle Height Company Limited. were incorporated in Hong Kong and is subjected to Hong Kong profits tax. With effect from 1 April 2018, a two-tiered profits tax rates regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. No provision for Hong Kong profits tax has been made as they have no assessable profits in Hong Kong in the fiscal years ended December 31, 2016, 2017 and 2018.

Renren Giantly Philippines Inc was established in 2018 and incorporated in the Philippines, which is subject to 30%
enterprise income tax rate for the year ended December, 2018. It did not have taxable income and no income tax expense was provided for the year ended December 31, 2018.

Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC's 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Beijing Qilin Wings Technology Development Co., Ltd., incorporated in the PRC on January 16, 2013, qualified as a “High and New Tech Enterprise” in 2017, and therefore was entitled to a preferential tax rate of 15% for the following three years.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company's subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2018. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2018.

The current and deferred component of income tax expenses which were substantially attributable to the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries, are as follows:

	Years ended December 31,
	2016	2017	2018

Current income tax expenses	$2,470	$4,479	$9,850
Deferred income tax expenses	-	-	-
Total income tax expenses	$2,470	$4,479	$9,850

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018

Deferred tax assets
Provision for doubtful accounts	$3,422	$7,847
Accrued payroll and welfare	809	390
Accrued liabilities	2,414	3,764
Long term investment impairment	2,328	-
Excessive advertising fee	1,990	1,416
Excessive employee education fee	161	80
Goodwill and intangible asset impairment	-	7,276
Net operating loss carry forwards	55,745	45,543
Less valuation allowance	(66,869)	(66,316)

Deferred tax assets, net	$-	$-

Deferred tax liabilities	$-	$-

The Company operates through multiple subsidiaries and VIEs and VIEs' subsidiaries. The valuation allowance is considered on each individual entity basis. The subsidiaries and VIEs and VIEs' subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $55,745 and $45,543 as of December 31, 2017 and 2018, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2017 and 2018, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Reconciliation between the income tax expenses computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2016	2017	2018

Loss before provision of income tax	$(52,804)	$(42,757)	$(146,504)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(13,201)	(10,689)	(36,626)
Taxable deemed interest income from inter-company interest-free loans	6,925	7,288	6,406
Non-deductible loss and other expenses not deductible for tax purposes	12,422	4,469	30,016
Effect of income tax rate differences in jurisdictions other than the PRC	(54)	709	10,660
Effect of tax holidays	-	570	(53)
Changes in valuation allowance	(3,622)	2,132	(553)
Income tax expenses	$2,470	$4,479	$9,850

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018, respectively. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 to 2018 of the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries remain subject to tax audits as of December 31, 2018, at the tax authority's discretion.